Convertible Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable
Note 6. Convertible Notes Payable
2018 Convertible Notes
During the period from August 2018 through April 2019, the Company issued convertible promissory notes to certain Investors (“2018 Investors”), with an aggregate principal amount of $40.3 million (“2018 Convertible Notes”). The Company received consideration of $40.0 million, net of debt issuance costs of $0.3 million. The 2018 Convertible Notes were payable anytime on or after two years from the respective issuance dates upon demand of the 2018 Investors holding at least 60% of the outstanding principal of the 2018 Convertible Notes or at the Company’s option with 10 days’ notice to the 2018 Investors, and carried paid in-kind
interest of 5%. The notes and all accrued but unpaid interest were automatically convertible into shares of the Company’s common stock in the event of qualified financing (defined with respect to the 2018 Convertible Notes as a sale by the Company of shares of its capital stock for aggregate gross proceeds of at least $5 million) and convertible in the event of non-qualified
financing (defined with respect to the 2018 Convertible Notes as a sale by the Company of shares of its capital stock for aggregate gross proceeds of less than $5 million) or change of control at the option of the majority of 2018 Investors at a conversion price equal to the lesser of (i) $400 million divided by the number of shares of the Company’s common stock outstanding immediately prior to the respective events, assuming conversion or exercise of all securities convertible into common stock and (ii) the price per share of its capital stock paid in the applicable transaction (qualified financing, non-qualified
financing, or change of control).
All of the 2018 Convertible Notes were converted to common stock in April 2020 as part of Series B redeemable convertible preferred stock financing.
For the year ended December 31, 2020, the Company recognized interest expense of $0.6 million and amortization of debt discount issuance costs, included in interest expense of $0.1 million related to the 2018 Convertible Notes.
On April 3, 2020, $40.2 million of principal and $2.8 million of accrued interest of the 2018 Convertible Notes were converted to 3,005,762 shares of common stock at a conversion price of $14.33 per share. The Notes were converted to common stock outside of the original contract terms. The holders of 2018 Convertible Notes issued consents to amend the terms of the notes to provide for conversion to common stock before maturity, including a newly negotiated issuance price to affect the conversion in order to raise additional financing. The Company accounted for the transaction as a troubled debt restructuring as a result of satisfying the below criteria:

•	The Company’s challenges associated with the financing efforts of its operations at the time of the convertible notes exchange.

•	The holders of the convertible notes completed the exchange for a value lower than the face amount of the notes. As a result, the Company concluded a concession was granted to the Company.
The convertible notes exchange resulted in a gain of approximately $42.5 million, which resulted in a credit to additional paid-in
capital as this transaction was with related parties.
2019 Convertible Notes
During the period from September through November, 2019, the Company issued convertible promissory notes to certain Investors (“2019 Investors”), with an aggregate principal amount of $29.3 million (“2019 Convertible Notes”).
The Company received consideration of $29.2 million, net of debt issuance costs of $0.1 million. The 2019 Convertible Notes were to be payable anytime on or after September 18, 2021 upon demand by consent of the 2019 Investors holding at least 60% of the outstanding principal of the 2019 Convertible Notes or at the Company’s option with 10 days’ notice to the 2020 Investors, and carried interest at 5% per annum which in addition to the notes was payable at maturity. The 2019 Convertible Notes and all accrued but unpaid interest were automatically convertible into shares of the Company’s common stock in the event of qualified financing and convertible in the event of non-qualified
financing (defined with respect to the 2019 Convertible Notes as a sale by the Company of shares of its capital stock for aggregate gross proceeds of less than $20 million) or change of control at the option of the majority of 2020 investors at a conversion price determined as the lesser of (i) a ratio of $300 million and the number of shares of the Company’s common stock outstanding immediately prior to the respective events, assuming conversion or exercise of all securities convertible into common stock and (ii) 85% of the price per share of its capital stock paid in the applicable transaction (qualified financing, non-qualified
financing, or change of control).
2019 Convertible Notes contain embedded features that provide the lenders with multiple settlement alternatives. Certain of these settlement features provided the lenders a right to a fixed number of the Company’s shares upon conversion of the notes (the “conversion option”). Other settlement features provided the lenders the right or the obligation to receive cash or a variable number of shares upon the completion of a capital raising transaction, change of control or default of the Company (the “redemption features”).
The conversion options of the convertible notes did not meet the requirements to be separately accounted for as a derivative liability. However, certain redemption features of the 2019 Convertible Notes met the requirements for separate accounting and were accounted for as a single, compound derivative instrument. The derivative instrument was recorded at fair value at inception and was subject to remeasurement to fair value at each balance sheet date, with any changes in fair value recognized in the statements of operations and comprehensive loss (see Note 4).
On April 3, 2020, $29.3 million of principal and $0.7 million of accrued interest of the 2019 Convertible Notes were converted to 4,196,178 shares of common stock at a conversion price of $7.17 per share. All of the 2019 Convertible Notes were converted to common stock in April 2020 as part of Series B redeemable convertible preferred stock financing. The Notes were converted to common stock outside of the original contract terms. The holders of 2019 Convertible Notes issued consents to amend the terms of the notes to provide for conversion to common stock before maturity, including a newly negotiated issuance price to affect the conversion in order to raise additional financing. The Company accounted for the transaction as a troubled debt restructuring as a result of satisfying the below criteria:

•	The Company’s challenges associated with the financing efforts of its operations at the time of the convertible notes exchange.

•	The holders of the convertible notes completed the exchange for a value lower than the face amount of the notes. As a result, the Company concluded a concession was granted to the Company.
The convertible notes exchange resulted in a gain of approximately $29.3 million, which resulted in a credit to additional paid-in
capital as this transaction was with related parties. The outstanding derivative liability in the amount of $5.3 million as of the conversion date of 2019 Notes was extinguished and accounted for as a capital contribution to equity.
For the year ended December 31, 2020, the Company recognized interest expense of $0.4 million and amortization of debt discount issuance costs, included in interest expense of $0.1 million in relation with the 2019 Convertible Notes.